Fees Summary	Mar. 03, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $37,879,940.00.
Narrative - Max Aggregate Offering Price	$ 37,879,940.00